Shareholder Report, Line Graph (Details) LMA5500_ClearBridge Global Infrastructure Income Fund_Class IS_TSR Annual {Class IS} - USD ($)											12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Mar. 31, 2016	Sep. 30, 2025
Class IS
Account Value [Line Items]
Line Graph and Table Measure Name											Class IS
Accumulated Value	$ 1,922,735	$ 1,501,113	$ 1,507,387	$ 1,619,775	$ 1,374,129	$ 1,302,184	$ 1,166,556	$ 1,213,237	$ 1,056,446	$ 1,000,000	$ 2,112,827
MSCI All Country World Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI All Country World Index-NR
Accumulated Value	2,495,688	1,894,178	1,567,996	1,976,289	1,550,814	1,404,174	1,385,069	1,261,740	1,063,431	1,000,000	$ 2,926,621
FTSE Global Core Infrastructure 50/50 Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											FTSE Global Core Infrastructure 50/50 Index-NR
Accumulated Value	1,802,972	1,399,782	1,392,625	1,483,942	1,280,674	1,396,432	1,187,985	1,184,797	1,056,806	1,000,000	$ 1,928,111
S&P Global Infrastructure Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P Global Infrastructure Index
Accumulated Value	$ 1,755,898	$ 1,354,075	$ 1,278,687	$ 1,370,747	$ 1,122,396	$ 1,314,148	$ 1,158,114	$ 1,203,638	$ 1,073,147	$ 1,000,000	$ 2,033,299